LITIGATION (Details) £ in Millions, $ / policy in Millions, $ in Millions	1 Months Ended	3 Months Ended		19 Months Ended
	Feb. 29, 2016 $ / policy	Mar. 31, 2013 USD ($)	Mar. 31, 2013 GBP (£)	Jan. 31, 2013 fund
Litigation [Line Items]
Portfolio amount of securities | £			£ 500
Realized losses in portfolio		$ 125
Minimum
Litigation [Line Items]
Value of alleged damages		177
Maximum
Litigation [Line Items]
Value of alleged damages		$ 234
Sivolella Litigation
Litigation [Line Items]
Number of funds involved in lawsuit | fund				12
Brach Family Foundation Litigation
Litigation [Line Items]
Issue age	70 years
Current face amount per policy | $ / policy	1